Trade and other payables	12 Months Ended
Dec. 31, 2022
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Trade and other payables

33.  Trade and other payables

	31 December	31 December
Short-term trade and other payables	2022	2021
Payables to suppliers	6,898,414	7,582,037
Taxes payable	1,608,123	1,642,320
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	986,508	1,071,084
Accrued selling and marketing expenses	192,500	121,911
Others	642,877	622,677
	10,328,422	11,040,029

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.

Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group, but not yet invoiced.